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LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AUTOMOTIVE - 3.2%
84,222	Harley-Davidson, Inc.	$ 2,066,808

	BIOTECH & PHARMA - 3.4%
26,416	Halozyme Therapeutics, Inc.(a)	2,180,377

	CHEMICALS - 3.7%
18,751	CF Industries Holdings, Inc.	2,347,437

	COMMERCIAL SUPPORT SERVICES - 3.8%
53,543	H&R Block, Inc.	2,357,498

	CONSTRUCTION MATERIALS - 3.2%
5,643	Carlisle Companies, Inc.	2,031,029

	ELECTRICAL EQUIPMENT - 3.1%
33,667	Fortive Corporation	1,993,423

	FOOD - 3.4%
23,350	Post Holdings, Inc.(a)	2,134,424

	HEALTH CARE FACILITIES & SERVICES - 3.5%
9,320	DaVita, Inc.(a)	2,237,638

	HOME CONSTRUCTION - 5.7%
12,633	DR Horton, Inc.	1,807,277
12,566	Toll Brothers, Inc.	1,833,254
		3,640,531
	INDUSTRIAL SUPPORT SERVICES - 3.1%
49,676	API Group Corporation(a)	1,971,144

	INSURANCE - 10.3%
27,418	American International Group, Inc.	2,154,506
47,014	Equitable Holdings, Inc.	2,240,218

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INSURANCE - 10.3% (Continued)
75,274	Kemper Corporation	$ 2,136,276
		6,531,000
	INTERNET MEDIA & SERVICES - 6.6%
24,404	GoDaddy, Inc., Class A(a)	2,019,187
54,550	Match Group, Inc.	2,149,815
		4,169,002
	LEISURE FACILITIES & SERVICES - 6.2%
23,665	Boyd Gaming Corporation	2,012,945
22,747	Churchill Downs, Inc.	1,917,572
		3,930,517
	OIL & GAS PRODUCERS - 4.0%
77,727	SM Energy Company	2,527,682

	RESIDENTIAL REIT - 3.3%
17,199	Sun Communities, Inc.	2,123,733

	RETAIL - DISCRETIONARY - 3.2%
8,599	Ferguson Enterprises, Inc.	2,015,004

	SOFTWARE - 3.5%
13,557	Fortinet, Inc.(a)	2,195,556

	SPECIALTY FINANCE - 6.6%
72,875	MGIC Investment Corporation	2,189,165
26,857	Synchrony Financial	2,035,492
		4,224,657
	TECHNOLOGY SERVICES - 10.1%
13,300	Morningstar, Inc.	2,561,181
18,655	Science Applications International Corporation	2,185,060
269,933	Western Union Company (The)	1,716,774
		6,463,015
	TELECOMMUNICATIONS - 2.8%
37,985	Iridium Communications, Inc.	1,798,210

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.8%
40,069	Southwest Airlines Company	$ 1,801,903

	TRANSPORTATION EQUIPMENT - 3.3%
18,258	Allison Transmission Holdings, Inc.	2,091,271

	TOTAL COMMON STOCKS (Cost $58,247,424)	62,831,859

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
133,744	Goldman Sachs Financial Square Government Fund, Administration Class, 3.31%)(b)(c) (Cost $133,744)	133,744

	TOTAL INVESTMENTS - 99.0% (Cost $58,381,168)	$ 62,965,603
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	629,199
	NET ASSETS - 100.0%	$ 63,594,802

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.
(c)

All or portion of the security is held in a separate collateral account at July 31, 2026, for option contracts. The total fair value of the collateral as of July 31, 2026, is $133,744 and represents 0.2% of net assets.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 1.0%
11,553	Hexcel Corporation	$ 1,189,381

	APPAREL & TEXTILE PRODUCTS - 4.9%
18,806	Columbia Sportswear Company	1,116,700
9,539	Crocs, Inc.(a)	1,221,088
11,491	Deckers Outdoor Corporation(a)	1,113,248
15,493	PVH Corporation	1,342,624
7,793	Tapestry, Inc.	1,187,419
		5,981,079
	ASSET MANAGEMENT - 5.2%
3,360	Affiliated Managers Group, Inc.	1,232,213
2,531	Ameriprise Financial, Inc.	1,381,521
12,488	Charles Schwab Corporation (The)	1,314,237
10,107	T Rowe Price Group, Inc.	1,129,457
12,747	Voya Financial, Inc.	1,267,434
		6,324,862
	AUTOMOTIVE - 3.8%
17,448	BorgWarner, Inc.	1,112,136
15,093	General Motors Company	1,341,164
45,794	Gentex Corporation	1,069,748
8,594	Lear Corporation	1,122,720
		4,645,768
	BANKING - 0.9%
8,201	Citigroup, Inc.	1,086,222

	BEVERAGES - 0.9%
5,974	Coca-Cola Consolidated, Inc.	1,122,515

	BIOTECH & PHARMA - 1.8%
21,155	Exelixis, Inc.(a)	1,121,850
2,131	United Therapeutics Corporation(a)	1,103,240
		2,225,090

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CHEMICALS - 1.0%
1,479	NewMarket Corporation	$ 1,257,387

	COMMERCIAL SUPPORT SERVICES - 1.1%
176,762	ADT, Inc.	1,350,462

	CONSTRUCTION MATERIALS - 0.9%
5,144	Eagle Materials, Inc.	1,054,211

	CONSUMER SERVICES - 1.0%
8,035	Grand Canyon Education, Inc.(a)	1,167,807

	CONTAINERS & PACKAGING - 1.0%
10,356	Crown Holdings, Inc.	1,220,455

	DIVERSIFIED INDUSTRIALS - 1.0%
7,157	3M Company	1,261,636

	E-COMMERCE DISCRETIONARY - 1.0%
15,059	Etsy, Inc.(a)	1,230,019

	ELECTRICAL EQUIPMENT - 1.1%
22,772	Trimble, Inc.(a)	1,288,440

	ENTERTAINMENT CONTENT - 2.0%
22,369	Fox Corporation, Class A	1,302,546
11,924	Walt Disney Company (The)	1,146,970
		2,449,516
	HEALTH CARE FACILITIES & SERVICES - 6.1%
5,075	Charles River Laboratories International, Inc.(a)	1,179,988
2,974	Elevance Health, Inc.	1,117,748
2,966	HCA Healthcare, Inc.	1,194,082
13,816	Henry Schein, Inc.(a)	1,184,722
5,969	IQVIA Holdings, Inc.(a)	1,402,834

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.1% (Continued)
1,547	McKesson Corporation	$ 1,324,526
		7,403,900
	HOME CONSTRUCTION - 0.8%
14,144	Masco Corporation	1,011,013

	INDUSTRIAL INTERMEDIATE PROD - 0.8%
2,005	Valmont Industries, Inc.	965,809

	INDUSTRIAL REIT - 1.1%
34,233	Rexford Industrial Realty, Inc.	1,292,980

	INDUSTRIAL SUPPORT SERVICES - 1.0%
3,420	Applied Industrial Technologies, Inc.	1,180,618

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
7,988	Coinbase Global, Inc., Class A(a)	1,168,325
13,217	SEI Investments Company	1,361,087
		2,529,412
	INSURANCE - 7.2%
9,795	Aflac, Inc.	1,248,667
40,596	Corebridge Financial, Inc.	1,266,189
6,419	Globe Life, Inc.	1,169,863
13,664	MetLife, Inc.	1,313,521
4,042	Primerica, Inc.	1,293,278
3,462	Travelers Companies, Inc. (The)	1,296,034
12,828	Unum Group	1,104,619
		8,692,171
	INTERNET MEDIA & SERVICES - 7.8%
7,940	Airbnb, Inc., Class A(a)	1,203,069
6,422	Booking Holdings, Inc.	1,238,804
4,458	Expedia Group, Inc.	1,313,951
77,159	Lyft, Inc., Class A(a)	1,223,742
24,174	Maplebear, Inc.(a)	1,078,160
24,894	People, Inc.(a)	1,034,844

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INTERNET MEDIA & SERVICES - 7.8% (Continued)
15,718	Uber Technologies, Inc.(a)	$ 1,105,918
4,607	VeriSign, Inc.	1,336,122
		9,534,610
	LEISURE FACILITIES & SERVICES - 3.7%
24,899	Las Vegas Sands Corporation	1,217,313
23,965	MGM Resorts International(a)	1,068,120
5,589	TKO Group Holdings, Inc.	1,016,136
15,023	Travel + Leisure Company	1,142,048
		4,443,617
	MACHINERY - 1.9%
6,719	Middleby Corporation (The)(a)	897,524
6,793	Midera Food Processing, Inc.(a)	325,724
11,969	Toro Company (The)	1,099,592
		2,322,840
	MEDICAL EQUIPMENT & DEVICES - 0.9%
3,247	West Pharmaceutical Services, Inc.	1,107,097

	METALS & MINING - 2.0%
12,361	Newmont Corporation	1,158,349
6,678	Southern Copper Corporation	1,220,137
		2,378,486
	OIL & GAS PRODUCERS - 3.3%
4,747	Cheniere Energy, Inc.	1,251,167
4,445	Marathon Petroleum Corporation	1,406,709
4,371	Valero Energy Corporation	1,367,686
		4,025,562
	RESIDENTIAL REIT - 0.9%
10,023	Camden Property Trust	1,110,649

	RETAIL - CONSUMER STAPLES - 2.0%
9,488	Dollar Tree, Inc.(a)	1,206,968
20,798	Kroger Company (The)	1,200,877
		2,407,845

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 5.3%
6,237	AutoNation, Inc.(a)	$ 1,324,738
62,641	Gap, Inc. (The)	1,258,458
4,054	Lithia Motors, Inc.	1,562,492
2,576	Ulta Beauty, Inc.(a)	1,321,050
4,894	Williams-Sonoma, Inc.	1,119,062
		6,585,800
	SEMICONDUCTORS - 2.5%
12,385	ON Semiconductor Corporation(a)	1,010,740
12,222	Qorvo, Inc.(a)	1,106,946
6,193	Qualcomm, Inc.	914,149
		3,031,835
	SOFTWARE - 4.7%
42,286	Dropbox, Inc., Class A(a)	1,376,832
46,331	Gen Digital, Inc.	1,271,786
29,815	RingCentral, Inc., Class A	1,658,310
107,504	UiPath, Inc., Class A(a)	1,371,751
		5,678,679
	SPECIALTY FINANCE - 1.8%
5,743	Capital One Financial Corporation	1,200,345
1,799	Credit Acceptance Corporation(a)	1,023,469
		2,223,814
	STEEL - 1.0%
3,081	Reliance, Inc.	1,251,194

	TECHNOLOGY HARDWARE - 2.9%
2,733	Dell Technologies, Inc., Class C	1,107,876
4,309	TD SYNNEX Corporation	1,101,811
4,433	Zebra Technologies Corporation(a)	1,302,505
		3,512,192
	TECHNOLOGY SERVICES - 5.1%
15,092	Block, Inc.(a)	1,226,074
3,536	Corpay, Inc.(a)	1,351,140
2,549	Moody's Corporation	1,219,391
2,073	MSCI, Inc.	1,186,254

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 5.1% (Continued)
3,366	Visa, Inc., Class A	$ 1,232,394
		6,215,253
	TELECOMMUNICATIONS - 1.0%
6,779	T-Mobile US, Inc.	1,170,801

	TRANSPORTATION & LOGISTICS - 4.5%
22,211	Alaska Air Group, Inc.(a)	1,053,912
7,117	Expeditors International of Washington, Inc.	1,194,873
8,528	Kirby Corporation(a)	1,118,362
5,567	Landstar System, Inc.	972,945
4,408	Ryder System, Inc.	1,130,299
		5,470,391

	TOTAL COMMON STOCKS (Cost $105,163,509)	120,401,418

	TOTAL INVESTMENTS - 99.0% (Cost $105,163,509)	$ 120,401,418
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,184,325
	NET ASSETS - 100.0%	$ 121,585,743

MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9%
	AEROSPACE & DEFENSE — 1.9%
89,000	Boeing Company (The)		5.1500	05/01/30	$ 89,374
90,000	Boeing Company (The)		5.7050	05/01/40	88,696
91,000	Boeing Company (The)		5.8050	05/01/50	85,790
93,000	Boeing Company (The)		5.9300	05/01/60	86,479
96,000	RTX Corporation		4.1250	11/16/28	94,932
109,000	RTX Corporation		4.5000	06/01/42	93,950
102,000	TransDigm, Inc.(a)		6.7500	08/15/28	102,835
102,000	TransDigm, Inc.(a)		6.8750	12/15/30	104,620
					746,676
	AUTOMOTIVE — 0.3%
127,000	Tenneco, Inc.(a)		8.0000	11/17/28	127,422

	BANKING — 5.3%
103,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	101,252
98,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	97,078
102,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	99,696
115,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	105,554
112,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	100,355
136,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	95,498
134,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	100,188
119,000	Bank of America Corporation Series B(b)	TSFR3M + 3.412%	4.0830	03/20/51	89,262
95,000	Citigroup, Inc.		4.4500	09/29/27	94,753
98,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	95,825
115,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	104,922
112,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	104,633

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9% (Continued)
	BANKING — 5.3% (Continued)
97,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	$ 95,340
111,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	99,049
90,000	JPMorgan Chase & Company		6.4000	05/15/38	96,175
118,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	88,528
129,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	84,407
99,000	Wells Fargo & Company		3.0000	10/23/26	98,777
107,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	105,067
113,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	105,987
141,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	103,747
109,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	93,284
					2,159,377
	BEVERAGES — 0.5%
96,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.7000	02/01/36	91,142
102,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	95,898
					187,040
	BIOTECH & PHARMA — 2.1%
97,000	AbbVie, Inc.		2.9500	11/21/26	96,681
105,000	AbbVie, Inc.		3.2000	11/21/29	100,033
113,000	AbbVie, Inc.		4.0500	11/21/39	96,320
115,000	AbbVie, Inc.		4.2500	11/21/49	89,243
114,000	Amgen, Inc.		4.6630	06/15/51	91,884
88,000	AstraZeneca plc		6.4500	09/15/37	95,244
116,000	Bristol-Myers Squibb Company		4.2500	10/26/49	89,599
88,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	94,272
78,000	Pfizer, Inc.		7.2000	03/15/39	88,988
					842,264
	CABLE & SATELLITE — 4.7%
33,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.1250	05/01/27	32,955
111,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.0000	02/01/28	109,669
115,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.3750	06/01/29	111,769
109,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		6.3750	09/01/29	108,376
113,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	105,650

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9% (Continued)
	CABLE & SATELLITE — 4.7% (Continued)
117,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	4.5000	08/15/30	$ 106,848
123,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	4.2500	02/01/31	109,006
127,000	CCO Holdings, LLC / CCO Holdings Capital Corporation	4.5000	05/01/32	109,611
133,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	4.5000	06/01/33	113,297
140,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	4.2500	01/15/34	114,474
102,000	Comcast Corporation(a)	5.1680	01/15/37	94,817
104,000	Comcast Corporation	4.6000	10/15/38	90,292
109,000	Comcast Corporation	4.7000	10/15/48	82,195
151,000	Comcast Corporation	2.8870	11/01/51	79,821
148,000	Comcast Corporation	2.9370	11/01/56	74,671
18,000	DIRECTV Holdings, LLC / DIRECTV Financing, Inc.(a)	5.8750	08/15/27	18,000
138,000	DISH DBS Corporation(a)	5.2500	12/01/26	137,409
141,000	DISH DBS Corporation(a)	5.7500	12/01/28	136,316
93,000	Sirius XM Radio, Inc.(a)	5.0000	08/01/27	92,929
109,000	Sirius XM Radio, Inc.(a)	4.0000	07/15/28	106,074
				1,934,179
	CONSTRUCTION MATERIALS — 0.3%
113,000	Standard Industries, Inc.(a)	4.3750	07/15/30	106,777

	DIVERSIFIED INDUSTRIALS — 0.2%
89,000	General Electric Company	6.7500	03/15/32	96,904

	E-COMMERCE DISCRETIONARY — 0.5%
99,000	Amazon.com, Inc.	3.1500	08/22/27	97,870
115,000	Amazon.com, Inc.	4.0500	08/22/47	85,292
				183,162
	ELECTRIC UTILITIES — 0.3%
109,000	FirstEnergy Corporation	3.9000	07/15/27	108,453

	ELECTRICAL EQUIPMENT — 0.3%
103,000	Emerald Debt Merger Sub, LLC(a)	6.6250	12/15/30	104,789

	ENGINEERING & CONSTRUCTION — 0.2%
96,000	Brand Industrial Services, Inc.(a)	10.3750	08/01/30	83,215

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9% (Continued)
	FOOD — 1.3%
24,000	Kraft Heinz Foods Company		3.8750	05/15/27	$ 23,878
100,000	Kraft Heinz Foods Company		4.2500	03/01/31	96,705
89,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	96,171
106,000	Kraft Heinz Foods Company		5.0000	06/04/42	91,523
104,000	Kraft Heinz Foods Company		5.2000	07/15/45	89,249
24,000	Kraft Heinz Foods Company		4.3750	06/01/46	18,424
111,000	Kraft Heinz Foods Company		4.8750	10/01/49	89,457
					505,407
	HEALTH CARE FACILITIES & SERVICES — 2.9%
94,000	Cigna Group (The)		4.3750	10/15/28	93,332
110,000	Cigna Group (The)		4.9000	12/15/48	92,441
93,000	CVS Health Corporation		4.3000	03/25/28	92,410
107,000	CVS Health Corporation		4.7800	03/25/38	97,459
109,000	CVS Health Corporation		5.1250	07/20/45	94,520
109,000	CVS Health Corporation		5.0500	03/25/48	91,869
121,000	DaVita, Inc.(a)		4.6250	06/01/30	116,615
105,000	HCA, Inc.		5.6250	09/01/28	106,288
111,000	HCA, Inc.		3.5000	09/01/30	104,521
110,000	Tenet Healthcare Corporation		5.1250	11/01/27	110,002
80,000	Tenet Healthcare Corporation		6.1250	10/01/28	80,098
107,000	Tenet Healthcare Corporation		6.1250	06/15/30	107,686
					1,187,241
	INDUSTRIAL SUPPORT SERVICES — 0.3%
110,000	United Rentals North America, Inc.		4.8750	01/15/28	109,643

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
96,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	94,994
109,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	96,889
95,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	100,535
96,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	98,473
97,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	95,896

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.5% (Continued)
115,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	$ 106,161
					592,948
	INSURANCE — 0.3%
98,000	HUB International Ltd.(a)		7.2500	06/15/30	100,949

	INTERNET MEDIA & SERVICES — 0.3%
115,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	113,565

	LEISURE FACILITIES & SERVICES — 1.4%
110,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	107,844
117,000	1011778 BC ULC / New Red Finance, Inc.(a)		4.0000	10/15/30	109,975
102,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	102,401
110,000	Carnival Corporation Ltd.(a)		4.0000	08/01/28	107,694
111,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	111,907
					539,821
	MEDICAL EQUIPMENT & DEVICES — 1.3%
94,000	Abbott Laboratories		4.9000	11/30/46	82,711
112,000	Avantor Funding, Inc.(a)		4.6250	07/15/28	110,511
98,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	100,573
110,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	106,458
109,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	108,050
					508,303
	METALS & MINING — 0.5%
107,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	99,239
116,000	Novelis Corporation(a)		4.7500	01/30/30	111,574
					210,813
	OIL & GAS PRODUCERS — 2.5%
111,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	105,829
96,000	Civitas Resources, Inc.(a)		8.7500	07/01/31	100,257
88,000	ConocoPhillips		6.5000	02/01/39	94,947
127,000	ConocoPhillips Company		4.0250	03/15/62	87,529
93,000	Continental Resources, Inc.(a)		5.7500	01/15/31	94,211
93,000	Shell Finance US, Inc.		6.3750	12/15/38	98,736

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9% (Continued)
	OIL & GAS PRODUCERS — 2.5% (Continued)
123,000	Shell Finance US, Inc.	4.3750	05/11/45	$ 100,102
96,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	102,784
105,000	Venture Global LNG, Inc.(a)	8.3750	06/01/31	108,574
98,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	104,369
				997,338
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
32,000	Weatherford International Ltd.(a)	8.6250	04/30/30	32,325

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
111,000	SBA Communications Corporation	3.8750	02/15/27	110,340
114,000	SBA Communications Corporation	3.1250	02/01/29	108,926
				219,266
	RETAIL - DISCRETIONARY — 0.2%
94,000	Home Depot, Inc. (The)	5.8750	12/16/36	97,488

	SEMICONDUCTORS — 0.5%
121,000	Broadcom, Inc.(a)	3.1370	11/15/35	98,178
125,000	Broadcom, Inc.(a)	3.1870	11/15/36	99,295
				197,473
	SOFTWARE — 2.8%
115,000	AthenaHealth Group, Inc.(a)	6.5000	02/15/30	111,072
115,000	Cloud Software Group, Inc.(a)	9.0000	09/30/29	112,761
115,000	McAfee Corporation(a)	7.3750	02/15/30	97,786
98,000	Microsoft Corporation	2.4000	08/08/26	97,971
94,000	Microsoft Corporation	3.3000	02/06/27	93,567
147,000	Microsoft Corporation	2.5250	06/01/50	82,383
131,000	Microsoft Corporation	2.9210	03/17/52	78,113
151,000	Microsoft Corporation	2.6750	06/01/60	77,700
129,000	Oracle Corporation	3.6000	04/01/50	73,775
133,000	Oracle Corporation	3.8500	04/01/60	74,561
115,000	Picard Midco, Inc.(a)	6.5000	03/31/29	112,253
108,000	SS&C Technologies, Inc.(a)	5.5000	09/30/27	107,957
				1,119,899

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9% (Continued)
	TECHNOLOGY HARDWARE — 1.0%
114,000	Apple, Inc.		3.8500	05/04/43	$ 90,294
97,000	Apple, Inc.		4.6500	02/23/46	83,145
116,000	Imola Merger Corporation(a)		4.7500	05/15/29	113,046
96,000	NCR Atleos Escrow Corporation(a)		9.5000	04/01/29	101,865
					388,350
	TECHNOLOGY SERVICES — 0.5%
113,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	115,359
109,000	Visa, Inc.		4.3000	12/14/45	89,550
					204,909
	TELECOMMUNICATIONS — 4.7%
95,000	AT&T, Inc.		4.3500	03/01/29	93,804
97,000	AT&T, Inc.		4.3000	02/15/30	94,819
121,000	AT&T, Inc.		2.5500	12/01/33	99,498
141,000	AT&T, Inc.		3.5000	09/15/53	84,980
142,000	AT&T, Inc.		3.5500	09/15/55	84,952
134,000	AT&T, Inc.		3.8000	12/01/57	82,606
143,000	AT&T, Inc.		3.6500	09/15/59	84,578
75,000	British Telecommunications plc		9.6250	12/15/30	87,583
79,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	87,872
75,000	Orange S.A.		9.0000	03/01/31	86,386
81,000	Verizon Communications, Inc.		4.1250	03/16/27	80,910
52,000	Verizon Communications, Inc.		4.3290	09/21/28	51,623
111,000	Verizon Communications, Inc.		4.0160	12/03/29	108,251
110,000	Verizon Communications, Inc.		2.5500	03/21/31	98,801
100,000	Verizon Communications, Inc.		4.5000	08/10/33	94,697
128,000	Verizon Communications, Inc.		3.4000	03/22/41	94,674
108,000	Verizon Communications, Inc.		4.8620	08/21/46	88,784
140,000	Verizon Communications, Inc.		3.5500	03/22/51	91,529
125,000	Verizon Communications, Inc.		3.7000	03/22/61	78,327
105,000	Vodafone Group plc		5.2500	05/30/48	90,071
100,000	Vodafone Group plc(b)	USSW5 + 4.873%	7.0000	04/04/79	102,778
					1,867,523

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9% (Continued)
	TOBACCO & CANNABIS — 0.2%
99,000	BAT Capital Corporation	3.5570	08/15/27	$ 98,033

	TRANSPORTATION & LOGISTICS — 0.5%
101,750	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	101,324
109,000	United Airlines, Inc.(a)	4.6250	04/15/29	107,216
				208,540
	TOTAL CORPORATE BONDS (Cost $17,701,757)			15,980,092

	U.S. GOVERNMENT & AGENCIES — 54.8%
	U.S. TREASURY BILLS & NOTES — 54.8%
22,000,000	United States Treasury Bill(c)	3.5800	10/08/26	21,852,098
62,000	United States Treasury Note	1.6250	05/15/31	54,502
55,000	United States Treasury Note	2.2500	05/15/41	38,505
65,000	United States Treasury Note	2.3750	05/15/51	38,449
				21,983,554
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,026,110)			21,983,554

	TOTAL INVESTMENTS - 94.7% (Cost $39,727,867)			$ 37,963,646
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%			2,109,671
	NET ASSETS - 100.0%			$ 40,073,317

BV	- Besloten Vennooschap
GMTN	- Global Medium-Term Note
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
plc	- Public Limited Company
S.A.	- Société Anonyme

SOFRRATE	Secured Overnight Financing Rate
TSFR3M	Treasury Secured Overnight Financing Rate 3 Month
USSW5	USD Interest Rate Swap 5 Year

LEADERSHARES® DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2026

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the total market value of Rule 144A securities is $5,452,166 or 13.6% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2026.
(c)	Zero coupon bond. Rate disclosed is the current yield as of July 31, 2026.